Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Measurements
(6)	Fair Value Measurements

The Fair Value Measurements and Disclosures Topic of the Codification establishes a fair value hierarchy that prioritizes the inputs used in the valuation techniques to measure fair value.

Level  1 – Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2 – Valuations derived from techniques that utilize observable inputs, other than quoted prices included in Level 1, which are observable for the asset or liability either directly or indirectly, such as:

(a)	Quoted prices for similar assets or liabilities in active markets.

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active.

(c)	Inputs other than quoted prices that are observable.

(d)	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Valuations derived from techniques in which the significant inputs are unobservable. Level 3 fair values reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk).

The Company has analyzed the valuation techniques and related inputs, evaluated its assets and liabilities reported at fair value, and determined an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on the results of this evaluation and investment class analysis, each valuation was classified into Level 1, 2, or 3.

The following tables present the assets and liabilities measured at fair value on a recurring basis and their corresponding level in the fair value hierarchy at December 31:

	Total	Level 1	Level 2	Level 3
2016:
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$1,736,523	1,736,523	—	—
Agencies not backed by the full faith and credit of the U.S. government	8,857	—	8,857	—
States and political subdivisions	9,954,613	—	9,925,338	29,275
Foreign government	438,927	—	404,687	34,240
Corporate securities	63,540,067	—	54,990,599	8,549,468
Mortgage-backed securities	11,650,264	—	11,609,060	41,204
CMOs	197,789	—	197,789	—
CDOs	19,931	—	—	19,931
Fixed-maturity securities, at fair value through income	37,051	36,901	—	150
Derivative assets	1,059,031	42,400	1,010,805	5,826
Equity securities, available-for-sale	320,166	320,166	—	—
Equity securities, trading	317,493	298,481	19,012	—
Corporate-owned life insurance	338,092	—	338,092	—
Separate account assets	27,733,261	27,733,261	—	—

Total assets	$117,352,065	30,167,732	78,504,239	8,680,094

Liabilities
Derivative liabilities	$635,634	27,345	604,587	3,702
Separate account liabilities	27,733,261	27,733,261	—	—
Reserves at fair value (1)	20,152,641	—	—	20,152,641

Total liabilities	$48,521,536	27,760,606	604,587	20,156,343

	Total	Level 1	Level 2	Level 3
2015:
Assets
Fixed-maturity securities, available-for-sale:
U.S. government	$1,755,324	1,755,324	—	—
Agencies not backed by the full faith and credit of the U.S. government	10,514	—	10,514	—
States and political subdivisions	8,998,534	—	8,998,035	499
Foreign government	272,167	—	238,794	33,373
Corporate securities	57,168,683	—	50,147,086	7,021,597
Mortgage-backed securities	12,497,799	—	12,442,893	54,906
CMOs	10,283	—	10,283	—
CDOs	21,164	—	—	21,164
Fixed-maturity securities, at fair value through income	37,111	37,111	—	—
Derivative assets	591,609	—	589,259	2,350
Equity securities, available-for-sale	68,611	68,611	—	—
Equity securities, trading	292,816	269,956	22,860	—
Corporate-owned life insurance	316,926	—	316,926	—
Separate account assets	28,243,123	28,243,123	—	—

Total assets	$110,284,664	30,374,125	72,776,650	7,133,889

Liabilities
Derivative liabilities	$350,0321	—	316,509	33,812
Separate account liabilities	28,243,123	28,243,123	—	—
Reserves at fair value (1)	18,096,009	—	—	18,096,009

Total liabilities	$46,689,453	28,243,123	316,509	18,129,821

(1)	Reserves at fair value are reported in Account balances and future policy benefit reserves on the Consolidated Balance Sheets.

The following is a discussion of the methodologies used to determine fair values for the assets and liabilities listed in the above table. These fair values represent an exit price (i.e., what a buyer in the marketplace would pay for an asset in a current sale or charge to transfer a liability).

(a)	Valuation of Fixed-Maturity Securities and Equity Securities

The fair value of fixed-maturity securities and equity securities is based on quoted market prices in active markets when available. Based on the market data, the securities are categorized into asset class, and based on the asset class of the security, appropriate pricing applications, models and related methodology, and standard inputs are utilized to determine what a buyer in the marketplace would pay for the security in a current sale. When quoted prices are not readily available or in an inactive market, standard inputs used in the valuation models, listed in approximate order of priority, include, but are not limited to, benchmark yields, reported trades, Municipal Securities Rulemaking Board reported trades, Nationally Recognized Municipal Securities Information Repository material event notices, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. In some cases, including private placement securities and certain difficult-to-price securities, internal pricing models may be used that are based on market proxies.

Generally, U.S. Treasury securities and exchange-traded stocks are included in Level 1. Most bonds for which prices are provided by third-party pricing sources are included in Level 2, because the inputs used are market observable. Bonds for which prices were obtained from broker quotes, certain bonds without active trading markets and private placement securities that are internally priced are included in Level 3.

The Company is responsible for establishing and maintaining an adequate internal control structure to prevent or detect material misstatements related to fair value measurements and disclosures. This responsibility is especially important when using third parties to provide valuation services.

The Company’s control framework around third-party valuations begins with obtaining an understanding of the pricing vendor’s methodologies. A Pricing Committee is in place that meets quarterly to establish and review a pricing policy, which includes approving any changes to pricing sources, assessing reasonableness of pricing services, and addressing any ad hoc valuation issues that arise. The pricing methodologies used by the service providers and internal control reports provided by the service providers are reviewed by management.

In addition to monitoring the third-party vendor’s policies, the Company is also responsible for monitoring the valuation results. Controls are in place to monitor the reasonableness of the valuations received. These controls include price analytic reports that monitor significant fluctuations in price as well as an IPV process by which the Company obtains prices from vendors other than the primary source and compares them for reasonableness. Results of the independent price verification are also reviewed by the Pricing Committee.

There are limited instances in which the primary third-party vendor is not used to obtain prices for fixed-maturity securities. These instances include private placement securities and certain other immaterial portfolios priced by a secondary external vendor or internal models.

At December 31, 2016 and 2015, private placement securities of $8,509,548 and $6,685,280, respectively, were included in Level 3. Internal pricing models based on market proxy spread and U.S. Treasury rates, which are monitored by the investment manager for reasonableness, are used to value these holdings. This includes ensuring the spreads used are still reasonable based on issuer specific credit development.

The portfolios of securities received as a result of liquidating or consolidating CDOs are priced using a combination of third-party vendors and cash flow modeling. The methodology used is dependent on the availability of observable inputs. Prices are reviewed for reasonableness by reviewing cash flow projections, related yields on similar securities, and comparison to auction prices and other expectations. The securities are reviewed by Management via the Pricing Committee.

(b)	Valuation of Derivatives

Active markets for OTC option assets and liabilities do not exist. The fair value of OTC option assets and liabilities is derived internally, by calculating their expected discounted cash flows, using a set of calibrated, risk-neutral stochastic scenarios, including a market data monitor, a market data model generator, a stochastic scenario calibrator, and the actual asset pricing calculator. The valuation results are reviewed by Management via the Pricing Committee. OTC options that are internally priced, foreign swaps, CDS, TBA securities, and IRS are included in Level 2, because they use market observable inputs. TRS are included in Level 3 because they use valuation techniques in which significant inputs are unobservable. The fair value of ETOs and futures are based on quoted market prices and are generally included in Level 1.

Certain derivatives are priced using external third-party vendors. The Company has controls in place to monitor the valuations of these derivatives. Using market observable inputs, IRS prices are derived from a third-party source and are independently recalculated internally and reviewed for reasonableness at the position level on a monthly basis. TRS prices are obtained from the respective counterparties. These prices are also internally recalculated and reviewed for reasonableness at the position level on a monthly basis.

(c)	Valuation of Corporate-Owned Life Insurance

The Company holds COLI policies with unrelated third parties. The cash surrender value of the policies is based on the value of the underlying assets, which are regularly priced. The cash surrender value approximates fair value for these policies and is considered Level 2 based on the use of observable inputs.

(d)	Valuation of Separate Account Assets and Liabilities

Separate account assets are carried at fair value, which is based on the fair value of the underlying assets. Separate account assets consist primarily of variable investment option funds with the following investment types: bond, domestic equity, international equity, or specialty. Variable investment option funds are included in Level 1 because their fair value is based on net asset values that are quoted as prices (unadjusted) in an active, observable market. Additionally, the separate account assets hold certain money market funds which are also included in Level 1 because their fair value is based on quoted prices (unadjusted) in an active, observable market. In accordance with the Financial Services – Insurance Topic of the Codification, the fair value of separate account liabilities is set to equal the fair value of separate account assets.

(e)	Valuation of Reserves at Fair Value

Reserves at fair value principally include the equity-indexed features contained in fixed-indexed annuity and life products, certain variable annuity riders and variable-indexed annuity products. Fair values of the embedded derivative liabilities are calculated based on internally developed models, because active, observable markets do not exist for these liabilities. The fair value is derived from techniques in which one or more significant inputs are unobservable and are included in Level 3. These fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

The fair value of the embedded derivative contained in the fixed-indexed annuity products is the sum of the current year’s option value projected stochastically, the projection of future index growth at the option budget, and the historical interest/equity-indexed credits. The valuation of the embedded derivative includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined by taking into consideration publicly available information on industry default risk with considerations for the Company’s own credit profile. Risk margin is incorporated into the valuation model to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and future equity index caps or participation rates. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margin related to noncapital market inputs may result in significant fluctuations in the fair value of these embedded derivatives that could materially affect net income.

The Company issues certain variable annuity products with guaranteed minimum benefit riders, including GMWB and GMAB riders. The fair value for these riders is estimated using the present value of future benefits minus the present value of future fees using actuarial and capital market assumptions related to the projected cash flows over the expected lives of the contracts. A risk neutral valuation methodology is used under which the cash flows from the riders are projected under multiple capital market scenarios using observable overnight index swap rates (OIS) plus funding valuation adjustments, as approximated by LIBOR. These cash flows are then discounted using the current month’s LIBOR plus a company specific spread. The expected life-contingent

GMWB payments are discounted using a blend of short and long term rates to the date the account value is expected to be exhausted. These obligations are then discounted to the current date using LIBOR plus a spread for the Company’s own nonperformance risk. The valuation of these riders includes an adjustment for the Company’s own credit standing and a risk margin for noncapital market inputs. The Company’s own credit adjustment is determined taking into consideration publicly available information relating to the Company’s claims paying ability. Risk margin is established to capture the noncapital market risks of the instrument, which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of certain actuarial assumptions including surrenders, annuitization, and premium persistency. The establishment of the risk margin requires the use of significant management judgment. These riders may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility, changes in the Company’s own credit standing, and variations in actuarial assumptions regarding contractholder behavior and risk margins related to noncapital market inputs may result in significant fluctuations in the fair value of the riders that could materially affect net income.

The Company elected the fair value option for certain insurance contracts related to the variable-indexed annuity product. The fair value is calculated internally using the present value of future expected cash flows, floored at the current contract value. Future expected cash flows are generated using contractual features, actuarial assumptions, and market emergence over a complete set of market consistent scenarios. Cash flows are then averaged over the scenario set and discounted back to the valuation date using the appropriate discount factors adjusted for nonperformance risk on the noncollateralized portions of the contract.

The Company also has an embedded derivative asset related to a modified coinsurance agreement with an unrelated third party, which is reported within Derivative assets on the Consolidated Balance Sheets. This agreement results in a credit derivative, with a fair value based on the difference between the LIBOR and Corporate A- spread as of an average portfolio purchase date. The asset is included in Level 2 as the valuation uses market observable inputs. This derivative is on a closed block of business and is not significant to the ongoing results of the Company.

(f)	Level 3 Rollforward

The following table provides a reconciliation of the beginning and ending balances for the Company’s Level 3 assets and liabilities measured at fair value on a recurring basis:

	Fixed-maturity securities
	Available-for-sale					Trading
	States and			Mortgage-
	political	Foreign	Corporate	backed		Corporate	Derivative	Derivative	Reserves at
	subdivisions	government	securities	securities	CDOs	securities	assets	liabilities	fair value
2016:
Balance, beginning of year	$499	33,373	7,021,597	54,906	21,164	—	2,350	(33,812)	(18,096,009)
Total realized/unrealized gains (losses) included in:
Net income	—	—	(86,539)	1,393	—	—	553,778	(583,731)	(649,516)
Other comprehensive income (loss)	790	867	272,556	302	(503)	—	—	—	—
Purchases and issuances	27,986	—	2,054,111	730	—	150	—	—	(2,805,725)
Sales and settlements	—	—	(428,407)	(16,127)	(730)	—	(550,302)	613,841	1,398,609
Transfer into Level 3	—	—	—	—	—	—	—	—	—
Transfer out of Level 3	—	—	(283,850)	—	—	—	—	—	—

Balance, end of year	29,275	34,240	8,549,468	41,204	19,931	150	5,826	(3,702)	(20,152,641)
(Losses) gains included in net income related to financial instruments still held at December 31, 2016 (1)	—	—	(80,134)	—	—	—	3,476	(30,111)	(649,516)

	Fixed-maturity securities
	Available-for-sale					Trading
	States and			Mortgage-
	political	Foreign	Corporate	backed		Corporate	Derivative	Derivative	Reserves at
	subdivisions	government	securities	securities	CDOs	securities	assets	liabilities	fair value
2015:
Balance, beginning of year	$—	34,147	5,733,760	1,332	45,229	—	11,583	(757)	(17,052,283)
Total realized/unrealized gains (losses) included in:
Net income	—	—	(20,453)	30	516	—	182,923	(179,854)	273,778
Other comprehensive income (loss)	(1)	(774)	(339,441)	(2)	(167)	—	—	—	—
Purchases and issuances	500	—	1,982,406	—	—	—	—	—	(2,687,078)
Sales and settlements	—	—	(335,492)	(1,314)	(24,414)	—	(192,156)	146,799	1,369,574
Transfer into Level 3	—	—	817	54,860	—	—	—	—	—
Transfer out of Level 3	—	—	—	—	—	—	—	—	—

Balance, end of year	499	33,373	7,021,597	54,906	21,164	—	2,350	(33,812)	(18,096,009)
(Losses) gains included in net income related to financial instruments still held at December 31, 2015 (1) (2)	—	—	(27,526)	—	36	—	2,917	(28,494)	273,778

(1)

The Company classifies realized and unrealized gains (losses) on Reserves at fair value as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track the realized gains (losses) on a contract-by-contract basis.

(2)

The previously issued 2015 financial statements improperly disclosed losses included in net income related to Reserves at fair value still held at December 31, 2015 by including issuances of $2,687,078. The December 31, 2015 amount has been corrected to conform with current year presentation.

(g)	Transfers

The Company reviews its fair value hierarchy classifications annually. This review could reveal that previously observable inputs for specific assets or liabilities are no longer available or reliable. For example, the market for a Level 1 asset becomes inactive. In this case, the Company may need to adopt a valuation technique that relies on observable or unobservable components causing the asset to be transferred to Level 2 or Level 3. Alternatively, if the market for a Level 3 asset or liability becomes active, the Company will report a transfer out of Level 3. Transfers into and/or out of Levels 1, 2, and 3 are reported as of the end of the period in which the change occurs.

In 2016, transfers into Level 3 were $0 and transfers out of Level 3 were $283,850. All transfers out of Level 3 were recategorized as Level 2 as quoted market prices for similar securities became available, were considered reliable, and could be validated against an alternative source. In 2015, transfers into Level 3 were $55,677 and transfers out of Level 3 were $0. All transfers into Level 3 were a result of observable inputs no longer being considered reliable or could no longer be validated against an alternative source.

There were no transfers between Level 1 and Level 2 for the years ended December 31, 2016 and 2015.

(h)	Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs

The following table provides a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities on a recurring basis at December 31, 2016:

	Fair value	Valuation Technique	Unobservable input	Range (weighted average)
Fixed-maturity securities:
Available-for-sale:
States and political subdivisions	$29,275	Discounted cash flow	Option adjusted spread*	166 (166)
Foreign government	34,240	Discounted cash flow	Option adjusted spread	62-75 (70)
Corporate securities	8,549,468	Discounted cash flow	Option adjusted spread	-214-2,112 (147)
CDOs	19,931	Third-Party Vendor	Default and discount rates	**
Mortgage-backed securities	41,204	Third-Party Vendor	Default and discount rates	**
Trading:
Corporate securities	150	Cost	N/A	N/A
Derivative assets:
TRS	$5,826	Third-Party Vendor	Spread and discount rates	**
Derivative liabilities:
TRS	$(3,702)	Third-Party Vendor	Spread and discount rates	**
Reserves at Fair Value:
MVLO	$(15,141,482)	Discounted cash flow	Annuitizations	0–25%
			Surrenders	0–25%
			Mortality***	0–100%
			Withdrawal Benefit Election	0–50%
GMWB and GMAB	(2,399,597)	Discounted cash flow	Surrenders	0.5–35%
			Mortality***	0–100%
Variable-indexed annuity	(2,611,562)	Contract value	N/A****	N/A****

*	No range is applicable due to only one security within classification.
**	Management does not have insight into the specific assumptions used. See narrative below for qualitative discussion.
***	Mortality assumptions are derived by applying management determined factors to the Annuity 2000 Mortality Table.
****	Unobservable inputs are not applicable as the fair value of the variable-indexed annuity reserve is held at contract value.

(i)	Sensitivity of Fair Value Measurements to Changes in Unobservable Inputs

Fixed-maturity securities: The primary unobservable input used in the discounted cash flow models for states and political subdivisions, foreign government, and corporate fixed-maturity securities, available-for-sale is a corporate index option adjusted spread (OAS). The corporate index OAS used is based on a securities’ sector, rating, and average life. A significant increase of the corporate index OAS in isolation could result in a decreased fair value, while a significant yield decrease in the corporate index OAS could result in an increased fair value.

CDOs and mortgage-backed securities are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs used; however, the key unobservable inputs would generally include default rates. A significant decrease (increase) in default rates could result in an increase (decrease) in fair value.

Derivative assets and liabilities: The TRS are priced by a third-party vendor and the Company internally reviews the valuation for reasonableness. The Company does not have insight into the specific inputs used; however, the key unobservable input would generally include the spread. For a long position, a significant increase (decrease) in the spread used in the fair value of the TRSs in isolation could result in higher (lower) fair value. For a short position, a significant increase (decrease) in the spread used in the fair value of the TRS in isolation could result in lower (higher) fair value.

Reserves at fair value: A significant increase (decrease) in the utilization of annuitization benefits could result in a higher (lower) fair value. A significant decrease (increase) in mortality rates, surrender rates, or utilization of lifetime income benefits could result in a higher (lower) fair value.

(j)	Nonrecurring Fair Value Measurements

Occasionally, certain assets and liabilities are measured at fair value on a nonrecurring basis. There were no nonrecurring fair value adjustments recorded in 2016, 2015, or 2014.

(k)	Fair Value of Financial Assets and Liabilities

The following table presents the carrying amounts and fair values of financial assets and liabilities carried at book value at December 31:

	2016
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$28	—	—	3,630	3,630
Mortgage loans on real estate	10,351,741	—	—	10,900,205	10,900,205
Loans to affiliates	39,120	—	—	39,120	39,120
Policy loans	171,012	—	171,012	—	171,012
Acquired loans	192,380	—	—	261,307	261,307
Other invested assets	164,830	—	—	164,830	164,830
Collateral held from securities lending agreements	2,561,219	—	2,561,985	—	2,561,985
Financial liabilities:
Investment contracts	$77,305,738	—	—	78,018,770	78,018,770
Mortgage notes payable	76,916	—	—	87,981	87,981

	2015
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Financial assets:
Held-to-maturity fixed-maturity securities	$55	—	—	5,279	5,279
Mortgage loans on real estate	8,788,018	—	—	9,042,293	9,042,293
Loans to affiliates	33,005	—	—	32,733	32,733
Policy loans	163,129	—	163,129	—	163,129
Acquired loans	224,083	—	—	271,927	271,927
Other invested assets	92,977	—	—	92,977	92,977
Collateral held from securities lending agreements	2,480,910	—	2,480,911	—	2,480,911
Financial liabilities:
Investment contracts	$72,088,078	—	—	72,832,319	72,832,319
Other liabilities	500,000	—	—	499,079	499,079
Mortgage notes payable	84,761	—	—	98,890	98,890

The fair value of certain fixed-maturity securities classified as “held-to-maturity” is calculated internally with cash flow models using unobservable inputs and is categorized as Level 3.

The fair value of mortgage loans on real estate is calculated by analyzing individual loans and assigning ratings to each loan based on a combination of loan-to-value ratios and debt service coverage ratios. Default rates and loss severities are then applied to each loan and a fair value is determined based on these factors as well as the contractual cash flows of each loan and the current market interest rates for similar loans. The inputs used are unobservable and the fair value is classified as Level 3.

Loans to affiliates are carried at cost, which approximates fair value. Loans to affiliates are classified as Level 3 due to transfer restrictions and lack of liquidity.

Policy loans are supported by the underlying cash value of the policies and are carried at unpaid principal balances, which approximate fair value. Therefore, fair value is classified as Level 2.

Acquired loans are initially recorded at fair value, and changes in expected cash flows are recorded as adjustments to accretable yield, to the carrying amount, or both. Fair values are obtained using a combination of third-party vendors cash flow modeling and matrix pricing with unobservable inputs. Due to lack of an active market and uncertainty on receiving contractual cash flows, acquired loans are classified as Level 3.

Other invested assets relate to an investment in FHLB stock, loans to non-affiliates, and miscellaneous partnership investments. The investment in FHLB stock and loans to non-affiliates are carried at cost, which approximate fair value, and are classified as Level 3 due to transfer restrictions and lack of liquidity. The partnership investments are valued utilizing the equity method of accounting, and are classified as Level 3 because there is no active market and the fair value is determined by valuation techniques in which significant inputs are unobservable.

Collateral held from securities lending agreements is primarily comprised of short-term, highly liquid, fixed maturity securities. Fair values are determined and classified within the fair value hierarchy in a manner consistent with the method utilized to determine the fair value of similar securities (fixed-income securities, equity securities, cash and cash equivalents) held within the Company’s General Account investment portfolio. Therefore, the fair value is classified as Level 2.

Investment contracts include certain reserves related to annuity products. These reserves are included in the Account balances and future policy benefit reserves on the Consolidated Balance Sheets. The fair values of the investment contracts are determined by testing amounts payable on demand against discounted cash flows using market interest rates commensurate with the risks involved, including consideration of the Company’s own credit standing and a risk margin for noncapital market inputs. Therefore, fair value is classified as Level 3. The previously issued 2015 financial statements improperly disclosed the carrying amount and fair value of investment contracts as $89,282,957 and $90,027,198, respectively. Investment contracts previously included reserves that are held at fair value on a recurring basis and reserves that do not meet the definition of a financial liability with a total carrying amount and fair value of $17,194,879. The December 31, 2015 amounts have been corrected to conform with current year presentation.

The fair value of mortgage notes payable is the sum of the outstanding balance of the note payable plus the expected prepayment penalty due to the lender if the Company were to prepay the mortgage.

The Company believes this approximates fair value, as the calculation of the prepayment penalty is based on current market interest rates and represents lost interest to the lender and is an exit price. The penalty is based on specific provisions provided by the lender, which is an unobservable input. Therefore, the liability is classified as Level 3.

Changes in market conditions subsequent to year-end may cause fair values calculated subsequent to year-end to differ from the amounts presented herein.